                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2686

                       RIVERSOURCE TAX-EXEMPT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 02/28

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                    RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND

                                AT FEB. 28, 2009



FEB. 28, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




MUNICIPAL BONDS (94.6%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
ALABAMA (0.3%)
Alabama Special Care Facilities Financing Authority
 Revenue Bonds
 Series 2008A-1
 06-01-12                            5.00%             $250,000              $262,315
-------------------------------------------------------------------------------------


ARIZONA (2.8%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
 02-02-15                            1.52               500,000(h)            395,625
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
 01-01-14                            5.00               500,000               473,380
 01-01-18                            5.00               500,000               433,045
Salt River Project Agricultural Improvement & Power District
 Revenue Bonds
 Series 2009A
 01-01-22                            5.00             1,000,000             1,067,230
                                                                      ---------------
Total                                                                       2,369,280
-------------------------------------------------------------------------------------


CALIFORNIA (3.7%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                            5.75               400,000               394,752
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 02-01-42                            5.50               425,000               407,592
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
 08-01-17                            4.35               500,000               475,540
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                            5.00               500,000               519,510
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA Illinois Reinsurance) A.M.T.
 05-15-20                            5.00             1,000,000               943,520
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 03-01-16                            5.00               375,000               369,645
                                                                      ---------------
Total                                                                       3,110,559
-------------------------------------------------------------------------------------


COLORADO (2.1%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
 12-01-17                            4.80               500,000               365,930
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
 06-01-23                            5.25               500,000               432,770
North Range Metropolitan District #1
 Limited General Obligation Refunding Bonds
 Series 2007 (ACA)
 12-15-15                            5.00               365,000               276,140
 12-15-17                            5.00               350,000               245,543
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
 12-15-14                            5.50               555,000               447,602
                                                                      ---------------
Total                                                                       1,767,985
-------------------------------------------------------------------------------------


CONNECTICUT (1.2%)
Connecticut State Health & Educational Facility Authority
 Revenue Bonds
 Yale University
 Series 2002W
 07-01-27                            5.13             1,000,000             1,002,340
-------------------------------------------------------------------------------------


DISTRICT OF COLUMBIA (2.0%)
District of Columbia Water & Sewer Authority
 Revenue Bonds
 Series 2009A
 10-01-24                            5.00             1,000,000             1,010,210
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 10-01-22                            4.75               750,000               693,218
                                                                      ---------------
Total                                                                       1,703,428
-------------------------------------------------------------------------------------


FLORIDA (1.8%)
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
 05-01-10                            6.35               120,000                79,933
Palm Beach County Health Facilities Authority
 Revenue Bonds
 Waterford Project
 Series 2007
 11-15-10                            4.65               400,000               389,460
Sterling Hill Community Development District
 Special Assessment Bonds
 Series 2003B
 11-01-10                            5.50               175,000               171,539
Village Center Community Development District
 Recreational Revenue Bonds
 Sub Series 2003B
 01-01-18                            6.35             1,000,000               873,120
                                                                      ---------------
Total                                                                       1,514,052
-------------------------------------------------------------------------------------


GEORGIA (4.4%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
 07-01-16                            4.40               500,000               504,275
Gwinnett County
 Revenue Bonds
 Water & Sewer Authority
 Series 2008
 08-01-19                            5.00             1,000,000             1,146,170


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
GEORGIA (CONT.)
State of Georgia
 Unlimited General Obligation Bonds
 Series 2007G
 12-01-17                            5.00%           $1,750,000            $2,041,288
                                                                      ---------------
Total                                                                       3,691,733
-------------------------------------------------------------------------------------


ILLINOIS (0.6%)
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
 11-15-12                            5.50               500,000               469,710
-------------------------------------------------------------------------------------


INDIANA (0.3%)
Purdue University
 Revenue Bonds
 Student Facilities System
 Series 2009A
 07-01-21                            5.00               200,000               215,374
-------------------------------------------------------------------------------------


IOWA (1.6%)
Coralville
 Tax Allocation Bonds
 Tax Increment
 Series 2007C
 06-01-17                            5.00               730,000               744,301
Iowa Finance Authority
 Revenue Bonds
 Iowa State Revolving Fund
 Series 2008
 08-01-20                            5.25               500,000               564,465
                                                                      ---------------
Total                                                                       1,308,766
-------------------------------------------------------------------------------------


KANSAS (1.2%)
City of Olathe
 Special Obligation Tax Allocation Bonds
 West Village Center Project
 Series 2007
 03-01-10                            5.00               100,000                99,128
City of Salina
 Improvement Refunding Revenue Bonds
 Salina Regional Health
 Series 2006
 10-01-22                            5.00               500,000               452,650
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
 09-01-23                            5.00               500,000               469,515
                                                                      ---------------
Total                                                                       1,021,293
-------------------------------------------------------------------------------------


LOUISIANA (0.6%)
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
 06-01-16                            5.00               500,000               494,960
-------------------------------------------------------------------------------------


MARYLAND (1.4%)
State of Maryland
 Unlimited General Obligation Bonds
 State & Local Facilities Loan
 2nd Series 2008
 07-15-18                            5.00             1,000,000             1,166,130
-------------------------------------------------------------------------------------


MASSACHUSETTS (4.8%)
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C (MBIA Reinsurance/FGIC)
 11-01-14                            5.50             2,000,000             2,320,959
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2009A
 11-15-19                            5.25             1,000,000             1,164,630
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2009O
 07-01-26                            5.00               500,000               528,645
                                                                      ---------------
Total                                                                       4,014,234
-------------------------------------------------------------------------------------


MICHIGAN (3.2%)
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2001
 10-01-20                            5.00             1,500,000             1,573,545
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
 12-01-28                            5.50               470,000               453,498
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA Illinois Reinsurance) A.M.T.
 12-01-19                            4.75               750,000               675,510
                                                                      ---------------
Total                                                                       2,702,553
-------------------------------------------------------------------------------------


MINNESOTA (6.0%)
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2008A
 11-15-18                            6.00             1,000,000             1,107,799
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2008
 10-01-18                            4.00               225,000               221,312
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A (School District Credit Enhancement Program)
 02-01-14                            5.75             1,000,000             1,051,880
St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-23                            5.50               750,000               733,935
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (MBIA Illinois Reinsurance)
 11-15-22                            5.00             1,025,000               905,444
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-23                            5.25               500,000               427,985
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2008C
 08-01-19                            5.00               500,000               577,715
                                                                      ---------------
Total                                                                       5,026,070
-------------------------------------------------------------------------------------


MISSOURI (4.1%)
City of Kansas City
 Tax Allocation Revenue Bonds
 Kansas City MainCor Project
 Series 2007A
 03-01-12                            5.00               410,000               393,096
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 Series 2008A
 03-15-18                            5.25             1,000,000             1,178,710
Missouri State Highways & Transit Commission
 Revenue Bonds
 2nd Lien
 Series 2007
 05-01-17                            5.00             1,000,000             1,154,550
St. Louis Industrial Development Authority
 Revenue Bonds
 Friendship Village of West County
 Series 2007A
 09-01-10                            5.00               700,000               698,838
                                                                      ---------------
Total                                                                       3,425,194
-------------------------------------------------------------------------------------


NEBRASKA (3.2%)
Douglas County School District #10
 Unlimited General Obligation Bonds
 Elkhorn Public Schools
 Series 2009
 06-15-19                            5.38               500,000               535,065
Municipal Energy Agency
 Refunding Revenue Bonds
 Series 2009A (BHAC)
 04-01-21                            5.00               750,000               796,575
Nebraska Public Power District
 Revenue Bonds
 Series 2008B
 01-01-20                            5.00               570,000               606,833


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
NEBRASKA (CONT.)
University of Nebraska
 Revenue Bonds
 Lincoln Student Fees & Facilities
 Series 2009A
 07-01-23                            5.00%             $700,000              $728,959
                                                                      ---------------
Total                                                                       2,667,432
-------------------------------------------------------------------------------------


NEW HAMPSHIRE (0.2%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (MBIA Illinois Reinsurance) A.M.T.
 05-01-21                            4.75               250,000               195,298
-------------------------------------------------------------------------------------


NEW JERSEY (3.8%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
 06-15-18                            5.63             1,000,000               875,930
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
 07-01-20                            5.00             1,050,000             1,024,202
State of New Jersey Certification of Participation Equipment Lease Purchase Agreement
 Series 2008A
 06-15-23                            5.00             1,000,000             1,008,809
Tobacco Settlement Financing Corporation
 Prerefunded Revenue Bonds
 Series 2003
 06-01-41                            7.00               225,000               271,368
                                                                      ---------------
Total                                                                       3,180,309
-------------------------------------------------------------------------------------


NEW YORK (13.6%)
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
 06-01-19                            5.50             1,600,000             1,747,616
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
 11-15-12                            5.00               750,000               803,550
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                            5.00               500,000               452,515
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-21                            5.50               500,000               445,415
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA Illinois Reinsurance)
 03-15-15                            4.10             1,160,000             1,127,613
New York State Thruway Authority
 Revenue Bonds
 Series 2007H (MBIA Reinsurance/FGIC)
 01-01-23                            5.00             1,500,000             1,527,810
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2007A
 01-01-13                            5.00             1,500,000             1,626,840
New York State Urban Development Corporation
 Revenue Bonds
 Series 2002C
 01-01-11                            5.00             1,375,000             1,460,388
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (MBIA Reinsurance/FGIC) A.M.T.
 12-01-12                            5.00               785,000               835,459
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25               250,000(d)            195,560
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-19                            5.50             1,250,000             1,278,863
                                                                      ---------------
Total                                                                      11,501,629
-------------------------------------------------------------------------------------


NORTH CAROLINA (7.4%)
Cape Fear Public Utility Authority
 Revenue Bonds
 Series 2008
 08-01-20                            5.00               800,000               877,248
City of Charlotte
 Revenue Bonds
 Water & Sewer
 Series 2008
 07-01-26                            5.00             1,250,000             1,303,475
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
 01-01-10                            5.50             1,000,000             1,018,800
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-26 A.M.T.
 01-01-38                            5.50               225,000               223,997
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
 01-01-11                            5.50               510,000               534,847
 01-01-12                            5.50             1,000,000             1,067,630
State of North Carolina
 Unlimited General Obligation Refunding Bonds
 Series 2005B
 04-01-17                            5.00             1,000,000             1,162,260
                                                                      ---------------
Total                                                                       6,188,257
-------------------------------------------------------------------------------------


NORTH DAKOTA (0.8%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-15                            5.25               750,000               689,010
-------------------------------------------------------------------------------------


OHIO (3.0%)
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
 01-01-11                            5.50             2,000,000             2,092,280
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-21                            5.25               500,000               425,945
                                                                      ---------------
Total                                                                       2,518,225
-------------------------------------------------------------------------------------


OKLAHOMA (1.6%)
Cleveland County Justice Authority
 Revenue Bonds
 Detention Facility Project
 Series 2009A
 03-01-15                            5.00             1,260,000(f)          1,334,113
-------------------------------------------------------------------------------------


PUERTO RICO (1.1%)(g)
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                            6.25               500,000               512,915
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
 07-01-19                            5.00               500,000               451,980
                                                                      ---------------
Total                                                                         964,895
-------------------------------------------------------------------------------------


SOUTH CAROLINA (0.3%)
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
 05-15-22                            6.00               225,000               237,047
-------------------------------------------------------------------------------------


TENNESSEE (1.0%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
 12-15-12                            5.00               500,000               465,300
 12-15-17                            5.00               500,000               403,590
                                                                      ---------------
Total                                                                         868,890
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)


TEXAS (8.6%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C (Permanent School Fund Guarantee)
 02-15-19                            5.00%           $2,000,000            $2,123,740
Dripping Springs Independent School District
 Unlimited General Obligation Bonds
 Series 2008 (Permanent School Fund Guarantee)
 02-15-26                            5.00             1,000,000             1,036,470
Lewisville Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2009
 08-15-21                            5.00             1,000,000             1,074,450
Spring Independent School District
 Unlimited General Obligation Bonds
 Series 2009 (Permanent School Fund Guarantee)
 08-15-21                            5.00               750,000               820,305
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 Buckner Retirement Services Incorporated Project
 Series 2007
 11-15-11                            5.00               750,000               760,298
University of Houston
 Refunding Revenue Bonds
 Series 2009
 02-15-21                            5.00             1,000,000             1,077,340
Waco Educational Finance Corporation
 Refunding Revenue Bonds
 Baylor University
 Series 2008C
 03-01-28                            5.00               400,000               401,436
                                                                      ---------------
Total                                                                       7,294,039
-------------------------------------------------------------------------------------


VIRGINIA (3.3%)
State of Virginia Resources Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2008
 10-01-19                            5.00             1,000,000             1,135,720
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
 06-01-26                            5.50               500,000               559,880
Virginia College Building Authority
 Revenue Bonds
 Public Higher Education Financing Program
 Series 2009A
 09-01-24                            5.00             1,000,000             1,057,930
                                                                      ---------------
Total                                                                       2,753,530
-------------------------------------------------------------------------------------


WASHINGTON (4.6%)
Energy Northwest
 Revenue Bonds
 Columbia Generating
 Series 2007D
 07-01-22                            5.00             1,000,000             1,046,800
Ocean Shores Local Improvement District
 Special Assessment Bonds
 B.A.N. # 2007-1
 Series 2008
 08-01-11                            5.00             1,000,000               976,790
State of Washington
 Unlimited General Obligation Bonds
 Series 2007A
 07-01-21                            5.00               700,000               757,729
State of Washington
 Unlimited General Obligation Bonds
 Series 2008D
 01-01-20                            5.00             1,000,000             1,102,810
                                                                      ---------------
Total                                                                       3,884,129
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $80,209,253)                                                       $79,542,779
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (1.8%)
NAME OF
ISSUER  AND                                            AMOUNT
TITLE OF                           EFFECTIVE          PAYABLE
ISSUE(b,c,e)                         YIELD          AT MATURITY              VALUE(a)
MINNESOTA (1.4%)
Minnesota Higher Education
 Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M2 (Harris)
 10-01-20                            0.65%           $1,200,000            $1,200,000
-------------------------------------------------------------------------------------


NEW MEXICO (0.4%)
Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
 09-01-24                            0.48               350,000               350,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $1,550,000)                                                         $1,550,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.7%)
                                                       SHARES                VALUE(a)
JPMorgan Tax Free Money Market Fund                  3,091,769             $3,091,769
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,091,769)                                                         $3,091,769
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $84,851,022)(i)                                                    $84,184,548
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2008.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     XLCA   --   XL Capital Assurance




--------------------------------------------------------------------------------
4 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Feb. 28, 2009, the value
                    of securities subject to alternative minimum tax
                    represented 7.3% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2009, the value of these securities amounted to $195,560 or 0.2% of net assets.

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(f) At Feb. 28, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,342,902.

(g) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.1% of net assets at Feb. 28, 2009.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(i) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $84,851,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $2,212,000
     Unrealized depreciation                                                      (2,878,000)

     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                   $(666,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                                                   FAIR VALUE AT FEB. 28, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                           $3,091,769       $81,092,779         $--        $84,184,548





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE TAX-EXEMPT BOND FUND

                                AT FEB. 28, 2009



FEB. 28, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




MUNICIPAL BONDS (95.5%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
ALABAMA (0.6%)
City of Birmingham
 Unlimited General Obligation Refunding Warrants
 Series 2003A (AMBAC)
 06-01-13                            5.25%           $1,755,000            $1,949,085
County of Jefferson
 Revenue Bonds
 Series 2004A
 01-01-23                            5.25             1,500,000               944,970
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
 03-01-21                            5.13             1,000,000               826,570
                                                                      ---------------
Total                                                                       3,720,625
-------------------------------------------------------------------------------------


ARIZONA (2.2%)
Arizona Health Facilities Authority
 Revenue Bonds
 Banner Health
 Series 2008D
 01-01-32                            5.38             7,500,000             6,991,050
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
 02-02-15                            1.52             2,000,000(i)          1,582,500
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
 07-01-23                            5.38             2,500,000             2,341,775
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
 01-01-19                            5.00               755,000               640,640
 01-01-20                            5.00               580,000               481,180
 01-01-21                            5.00             1,000,000               807,960
Salt Verde Financial Corporation
 Revenue Bonds
 Series 2007
 12-01-32                            5.00             2,000,000             1,316,720
                                                                      ---------------
Total                                                                      14,161,825
-------------------------------------------------------------------------------------


ARKANSAS (0.2%)
Arkansas Development Finance Authority
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2003A (GNMA/FNMA)
 07-01-34                            4.90             1,200,000             1,214,580
-------------------------------------------------------------------------------------


CALIFORNIA (12.7%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
 08-15-20                            6.13             1,000,000               953,690
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (MBIA Illinois Reinsurance)
 02-01-33                            4.75             1,655,000             1,530,213
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
 10-01-37                            4.75             1,000,000               960,670
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-34                            5.00             1,000,000               828,810
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
 07-01-23                            5.25             2,000,000             1,877,020
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 1997B (MBIA Illinois Reinsurance)
 08-01-27                            5.13             3,000,000             2,476,380
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
 04-01-39                            5.25             1,000,000               833,400
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2008C
 10-01-28                            6.25               500,000               521,575
 10-01-38                            6.50             1,000,000             1,047,140
California Health Facilities Financing Authority
 Revenue Bonds
 Sutter Health
 Series 2008A
 08-15-30                            5.00             2,500,000             2,264,700
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                            5.00             1,400,000             1,454,628
California State Public Works Board
 Refunding Revenue Bonds
 Various University of California Projects
 Series 1993A
 06-01-14                            5.50             7,275,000             7,859,619
California Statewide Communities Development Authority
 Revenue Bonds
 Daughters of Charity Health
 Series 2005A
 07-01-30                            5.25             2,500,000             1,655,150
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                            5.25             2,500,000             2,052,500
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
 08-15-28                            5.50             2,000,000             1,950,980
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
 08-01-18                            4.65             1,000,000(b)            669,840


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
City & County of San Francisco
 Unlimited General Obligation Bonds
 Neighborhood Recreation & Park
 Series 2004A (MBIA Illinois Reinsurance)
 06-15-23                            5.00%           $4,795,000            $4,917,608
Fairfield-Suisun Unified School District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2004 (MBIA Illinois Reinsurance)
 08-01-28                            5.50             3,000,000             3,058,980
Fremont Union High School District/Santa Clara County
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008
 08-01-30                            4.75             1,075,000             1,024,378
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-39                            6.75               750,000               882,795
 06-01-40                            6.63               900,000             1,054,818
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
 06-01-33                            6.25               865,000               949,389
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2005 (AMBAC TCRS BNY)
 06-01-45                            5.00             1,950,000             1,458,717
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Series 2009I
 07-01-24                            5.00             1,900,000             1,921,299
 07-01-29                            5.00             1,200,000             1,170,000
Rowland Water District
 Certificate of Participation
 Recycled Water Project
 Series 2008
 12-01-39                            6.25             1,500,000             1,554,480
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
 12-01-28                            5.00             5,000,000             4,770,099
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2002
 04-01-32                            5.25             4,910,000             5,459,920
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-21                            5.00             1,150,000             1,153,715
State of California
 Unlimited General Obligation Bonds
 Series 2008
 08-01-34                            5.00             5,000,000             4,610,850
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 06-01-35                            4.75             7,500,000             6,646,724
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30                 2,000                 1,986
Sweetwater Union High School District
 Certificate of Participation
 Series 2002 (FSA)
 09-01-21                            5.00             3,255,000             3,357,663
Turlock Public Financing Authority
 Revenue Bonds
 Series 2008
 05-01-32                            4.75             3,405,000             3,126,743
West Covina Redevelopment Agency
 Refunding Special Tax Bonds
 Fashion Plaza
 Series 1996
 09-01-17                            6.00             5,000,000             5,727,200
                                                                      ---------------
Total                                                                      81,783,679
-------------------------------------------------------------------------------------


COLORADO (1.8%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
 12-01-22                            4.95             1,000,000               621,460
 12-01-26                            5.00               500,000               280,030
Broomfield
 Certificate of Participation
 Open Space Park & Recreation Facilities
 Series 2000 (AMBAC)
 12-01-20                            5.50             1,000,000             1,049,920
City of Aurora
 Refunding Revenue Bonds
 1st Lien
 Series 2008A
 08-01-33                            5.00             2,000,000             1,980,440
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
 06-01-23                            5.25               500,000               432,770
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
 12-15-31                            7.25             1,870,000             2,137,691
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
 12-15-27                            5.50               735,000               411,968
 12-15-37                            5.50               820,000               415,945
University of Colorado
 Prerefunded Certificate of Participation
 Master Lease Purchase Agreement
 Series 2003A (AMBAC)
 06-01-23                            5.00             3,700,000             4,175,819
                                                                      ---------------
Total                                                                      11,506,043
-------------------------------------------------------------------------------------


CONNECTICUT (1.1%)
Connecticut State Health & Educational Facility Authority
 Revenue Bonds
 Yale University
 Series 2008-Z3
 07-01-42                            5.05             7,150,000             7,251,602
-------------------------------------------------------------------------------------


DISTRICT OF COLUMBIA (0.2%)
District of Columbia Water & Sewer Authority
 Refunding Revenue Bonds
 Sub Lien
 Series 2008A (Assured Guaranty)
 10-01-29                            5.00             1,515,000             1,497,653
-------------------------------------------------------------------------------------


FLORIDA (2.9%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
 04-01-34                            5.00             6,435,000             4,777,794
Broward County School Board
 Certificate of Participation
 Series 2003 (MBIA Illinois Reinsurance)
 07-01-24                            5.00             3,000,000             2,936,910
Florida Municipal Loan Council
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000A (MBIA Illinois Reinsurance)
 04-01-20                            6.02             4,360,000(b)          2,424,029
Florida State Board of Education
 Unlimited General Obligation Bonds
 Capital Outlay 2008
 Series 2009B
 06-01-26                            5.00             1,380,000(j)          1,405,420
 06-01-27                            5.00             1,450,000(j)          1,468,487
Florida State Board of Education
 Unlimited General Obligation Refunding Bonds
 Capital Outlay
 Series 2004B
 06-01-24                            5.00             1,400,000             1,433,278
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2002B
 11-15-23                            5.25             1,000,000             1,119,250
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2006C
 11-15-36                            5.25                50,000(i)             58,307
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2006G
 11-15-32                            5.13               105,000               121,541


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
FLORIDA (CONT.)
Highlands County Health Facilities Authority
 Unrefunded Revenue Bonds
 Adventist Health
 Series 2006G
 11-15-32                            5.13%           $2,895,000(i)         $2,404,471
Sarasota County Health Facility Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
 01-01-14                            5.00               500,000               458,500
                                                                      ---------------
Total                                                                      18,607,987
-------------------------------------------------------------------------------------


GEORGIA (3.4%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
 07-01-16                            4.40             3,500,000             3,529,925
Cherokee County Water & Sewer Authority
 Unrefunded Revenue Bonds
 Series 1995 (MBIA)
 08-01-25                            5.20             2,665,000             2,719,926
City of Atlanta
 Revenue Bonds
 Series 2001A (MBIA Illinois Reinsurance)
 11-01-39                            5.00             2,675,000             2,220,758
County of Fulton
 Revenue Bonds
 Series 1992 Escrowed to Maturity (FGIC)
 01-01-14                            6.38             3,125,000             3,470,781
Gwinnett County School District
 Unlimited General Obligation Bonds
 Series 2008
 02-01-36                            5.00             7,610,000             7,724,683
State of Georgia
 Unlimited General Obligation Bonds
 Series 2009B
 01-01-26                            5.00             2,500,000             2,639,125
                                                                      ---------------
Total                                                                      22,305,198
-------------------------------------------------------------------------------------


ILLINOIS (7.8%)
Cook & Will Counties Township High School District #206
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
 12-01-10                            6.55             2,605,000(b)          2,525,834
Cook County Community Consolidated School District #21 -- Wheeling
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000 Escrowed to Maturity (FSA)
 12-01-19                            6.03             3,140,000(b)          2,078,492
Cook County School District #170
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
 12-01-09                            6.50             2,155,000(b)          2,136,596
 12-01-10                            6.55             2,155,000(b)          2,089,510
County of Jefferson
 Unlimited General Obligation Bonds
 Jail & Administration Office Center Project
 Series 2003A (MBIA Illinois Reinsurance/FGIC)
 01-15-24                            5.25             2,420,000             2,452,912
Illinois Educational Facilities Authority
 Refunding Revenue Bonds
 Augustana College
 Series 2003A
 10-01-22                            5.63             2,500,000             2,215,500
Illinois Educational Facilities Authority
 Revenue Bonds
 University of Chicago
 Series 2003A
 07-01-25                            5.25             6,770,000             6,971,949
Illinois Finance Authority
 Revenue Bonds
 Northwest Community Hospital
 Series 2008A
 07-01-33                            5.38             1,000,000               924,050
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
 11-15-12                            5.50               500,000               469,710
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
 04-15-20                            7.75            13,745,000(b)          8,656,876
Lake County Community High School District #127 -- Grayslake
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2002B (MBIA Illinois Reinsurance/FGIC)
 02-01-16                            5.32             4,000,000(b)          3,107,240
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A Escrowed to Maturity (FGIC)
 06-15-21                            6.54             1,870,000(b)          1,113,847
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (MBIA Illinois Reinsurance)
 06-15-42                            5.25             4,000,000             3,974,760
Metropolitan Pier & Exposition Authority
 Unrefunded Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A (FGIC)
 06-15-10                            6.65               240,000(b)            234,497
Southern Illinois University
 Revenue Bonds
 Capital Appreciation
 Housing & Auxiliary
 Zero Coupon
 Series 1999A (MBIA Illinois Reinsurance)
 04-01-26                            5.55             4,000,000(b)          1,522,800
St. Clair County Public Building Commission
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1997B (MBIA Illinois Reinsurance/FGIC)
 12-01-14                            5.95             2,000,000(b)          1,559,700
State of Illinois
 Unlimited General Obligation Bonds
 1st Series 2001 (FSA)
 05-01-26                            5.25             8,500,000             8,672,720
                                                                      ---------------
Total                                                                      50,706,993
-------------------------------------------------------------------------------------


INDIANA (1.0%)
Indiana Finance Authority
 Refunding Revenue Bonds
 Sisters of St. Francis Health
 Series 2008
 11-01-32                            5.38             1,000,000               912,029
Indiana Finance Authority
 Revenue Bonds
 State Revolving Fund Project
 Series 2006A
 02-01-25                            5.00             2,000,000             2,054,720
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
 02-15-36                            5.00               625,000               452,544
Indiana Transportation Finance Authority
 Prerefunded Revenue Bonds
 Series 1990A
 06-01-15                            7.25             2,210,000             2,372,656
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital Incorporated
 Series 2007
 09-01-37                            5.70             1,050,000               680,537
                                                                      ---------------
Total                                                                       6,472,486
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)


IOWA (0.3%)
Coralville
 Tax Allocation Bonds
 Tax Increment
 Series 2007C
 06-01-39                            5.13%           $2,425,000            $1,863,564
-------------------------------------------------------------------------------------


KANSAS (0.4%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
 09-01-23                            5.00               705,000               662,016
 09-01-25                            5.00             1,825,000             1,646,041
                                                                      ---------------
Total                                                                       2,308,057
-------------------------------------------------------------------------------------


KENTUCKY (1.3%)
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Baptist Healthcare System
 Series 2009A
 08-15-24                            5.38             1,000,000               995,310
 08-15-27                            5.63             1,000,000               997,130
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Louisville Arena
 Sub Series 2008A-1 (Assured Guaranty)
 12-01-33                            6.00               800,000               817,000
Louisville & Jefferson County Metropolitan Government
 Revenue Bonds
 Jewish Hospital St. Marys Healthcare
 Series 2008
 02-01-27                            5.75             6,000,000             5,823,480
                                                                      ---------------
Total                                                                       8,632,920
-------------------------------------------------------------------------------------


LOUISIANA (4.0%)
City of New Orleans
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 1991 (AMBAC)
 09-01-12                            6.63             6,250,000(b)          5,512,750
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
 06-01-16                            5.00             1,500,000             1,484,880
New Orleans Home Mortgage Authority
 Special Obligation Refunding Bonds
 Series 1992 Escrowed to Maturity
 01-15-11                            6.25             8,620,000             9,293,653
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
 05-15-30                            5.50             7,400,000             5,646,718
 05-15-39                            5.88             6,540,000             4,207,771
                                                                      ---------------
Total                                                                      26,145,772
-------------------------------------------------------------------------------------


MARYLAND (1.7%)
County of Baltimore
 Revenue Bonds
 Catholic Health Initiatives
 Series 2006A
 09-01-26                            5.00            10,200,000             9,864,828
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Washington County Hospital
 Series 2008
 01-01-33                            5.75               875,000               679,691
Maryland State Economic Development Corporation
 Revenue Bonds
 University of Maryland College Park Projects
 Series 2008
 06-01-33                            5.75               400,000               301,476
                                                                      ---------------
Total                                                                      10,845,995
-------------------------------------------------------------------------------------


MASSACHUSETTS (4.9%)
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
 08-01-22                            5.25             2,500,000             2,822,425
 08-01-28                            5.25             2,000,000             2,173,820
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (MBIA Reinsurance/FGIC)
 01-01-27                            5.50             1,500,000             1,553,580
 01-01-28                            5.50             1,500,000             1,538,970
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
 07-01-31                            5.00             2,000,000             2,059,880
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
 05-15-59                            6.00               675,000               720,677
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
 07-15-37                            5.13             2,200,000             2,222,660
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2009A
 11-15-36                            5.50             4,000,000             4,234,200
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Lahey Clinic Medical Center
 Series 2007D
 08-15-28                            5.25             1,000,000               889,290
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2009O
 07-01-26                            5.00             3,000,000             3,171,870
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
 07-15-37                            5.00             2,200,000             1,243,220
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 2007G-5
 07-01-47                            5.00             1,500,000             1,318,365
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
 08-15-32                            4.75             1,240,000             1,169,655
Massachusetts State Water Pollution Abatement
 Prerefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                            5.00             3,430,000             3,929,750
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                            5.00               570,000               571,055
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (MBIA Illinois Reinsurance)
 08-01-22                            5.00             2,000,000             2,114,120
                                                                      ---------------
Total                                                                      31,733,537
-------------------------------------------------------------------------------------


MICHIGAN (3.0%)
Detroit
 Revenue Bonds
 Sr Lien
 Series 2003A (MBIA Illinois Reinsurance)
 07-01-21                            5.00             1,350,000             1,306,422
Detroit
 Unrefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA Illinois Reinsurance)
 07-01-30                            5.00             2,435,000             2,028,599
Marysville Public School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
 05-01-37                            4.70               500,000               458,785
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2001
 10-01-19                            5.25             2,000,000             2,115,560
Michigan Municipal Bond Authority
 Revenue Bonds
 Drinking Water State Revolving Fund
 Series 2002
 10-01-22                            5.00             2,350,000             2,451,849


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
MICHIGAN (CONT.)
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
 06-01-19                            5.00%           $1,500,000            $1,593,270
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
 11-01-18                            5.50             4,070,000             3,942,161
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
 05-01-36                            5.00             2,500,000             2,470,525
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
 07-01-21                            7.13             1,615,000             1,738,580
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006
 (MBIA Illinois Reinsurance)
 (Qualified School Board Loan Fund)
 05-01-24                            5.00             1,600,000             1,646,832
                                                                      ---------------
Total                                                                      19,752,583
-------------------------------------------------------------------------------------


MINNESOTA (3.9%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                            5.00             3,075,000             2,847,573
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2008A
 11-15-23                            6.38             1,000,000             1,067,410
 11-15-32                            6.75             1,000,000             1,042,530
Duluth Independent School District #709 Certificate of Participation
 Series 2008B (School District Credit Enhancement Program)
 02-01-26                            4.75             1,000,000               998,700
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA) (School District Credit Enhancement Program)
 02-01-15                            5.00             1,000,000             1,113,790
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
 04-01-27                            5.45             3,609,683             3,611,957
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
 10-01-30                            5.00             3,500,000             3,409,630
St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-23                            5.50             6,700,000             6,556,486
 07-01-30                            5.75               800,000               751,344
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-21                            5.25             1,070,000               956,644
 05-15-22                            5.25             1,185,000             1,038,593
 05-15-26                            5.25             1,000,000               811,730
 05-15-36                            5.25               750,000               552,510
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34                            5.00               250,000               222,180
                                                                      ---------------
Total                                                                      24,981,077
-------------------------------------------------------------------------------------


MISSISSIPPI (0.5%)
Mississippi Home Corporation
 Revenue Bonds
 Series 2007E-1 (GNMA/FNMA/FHLMC)
 12-01-37                            5.85             3,130,000             3,247,938
-------------------------------------------------------------------------------------


MISSOURI (2.7%)
Boone County
 Revenue Bonds
 Boone Hospital Center
 Series 2008
 08-01-38                            5.38             1,700,000             1,402,704
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (MBIA Illinois Reinsurance)
 01-01-20                            5.00             2,000,000             1,830,120
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Coxhealth
 Series 2008
 11-15-29                            5.25             2,800,000             2,315,768
 11-15-33                            5.50             1,500,000             1,250,850
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 Series 2008A
 03-15-39                            5.38            10,000,000            10,410,400
                                                                      ---------------
Total                                                                      17,209,842
-------------------------------------------------------------------------------------


NEBRASKA (1.7%)
Douglas County Hospital Authority #2
 Refunding Revenue Bonds
 Childrens Hospital Health Facilities
 Series 2008
 08-15-31                            6.13             2,250,000             2,189,790
Douglas County School District #10
 Unlimited General Obligation Bonds
 Elkhorn Public Schools
 Series 2009
 06-15-28                            6.00               500,000               523,340
Madison County Hospital Authority
 Revenue Bonds
 Faith Regional Health Services Project
 Series 2008A-1
 07-01-33                            6.00             3,500,000             3,049,305
Municipal Energy Agency
 Refunding Revenue Bonds
 Series 2009A (BHAC)
 04-01-39                            5.38             3,000,000             3,043,020
Nebraska Elementary & Secondary School Finance Authority
 Revenue Bonds
 Boys Town Project
 Series 2008
 09-01-28                            4.75             2,200,000             2,092,464
University of Nebraska
 Revenue Bonds
 Lincoln Student Fees & Facilities
 Series 2009A
 07-01-39                            5.25               350,000               351,309
                                                                      ---------------
Total                                                                      11,249,228
-------------------------------------------------------------------------------------


NEVADA (0.7%)
Las Vegas Valley Water District
 Limited General Obligation Bonds
 Water Improvement
 Series 2006A (FSA)
 06-01-24                            5.00             1,000,000             1,022,030
Truckee Meadows Water Authority
 Refunding Revenue Bonds
 Series 2006 (FSA)
 07-01-32                            4.75             3,775,000             3,532,117
                                                                      ---------------
Total                                                                       4,554,147
-------------------------------------------------------------------------------------


NEW JERSEY (1.7%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
 06-15-18                            5.63             4,950,000             4,335,853
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AHS Hospital Corporation
 Series 2008A
 07-01-27                            5.00             1,410,000             1,228,815
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AtlantiCare Regional Medical Center
 Series 2007
 07-01-22                            5.00               825,000               776,630


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
NEW JERSEY (CONT.)
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
 07-01-18                            5.00%           $1,925,000            $1,940,169
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
 06-01-37                            6.00             2,175,000             2,470,409
                                                                      ---------------
Total                                                                      10,751,876
-------------------------------------------------------------------------------------


NEW MEXICO (0.3%)
New Mexico Hospital Equipment Loan Council
 Revenue Bonds
 Presbyterian Healthcare Services
 Series 2008A
 08-01-32                            6.38             2,165,000             2,233,695
-------------------------------------------------------------------------------------


NEW YORK (8.5%)
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
 11-01-22                            5.00             2,600,000             2,627,976
City of New York
 Unlimited General Obligation Bonds
 Series 2004H
 08-01-20                            5.00             3,660,000             3,705,458
City of New York
 Unlimited General Obligation Bonds
 Sub Series 2006J-1
 06-01-25                            5.00             1,500,000             1,464,330
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
 06-01-19                            5.50             2,000,000             2,184,520
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
 11-15-12                            5.00             1,000,000             1,071,400
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
 11-15-22                            5.00             2,500,000             2,499,325
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                            5.00             1,000,000               905,030
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                            5.00             1,250,000             1,288,625
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd General Resolution
 Series 1993A
 07-01-18                            5.75             5,500,000             6,435,770
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
 12-15-31                            5.00             4,250,000             4,204,057
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
 03-15-37                            5.00             1,000,000               974,940
New York State Dormitory Authority
 Revenue Bonds
 Series 2003B (XLCA)
 07-01-32                            5.25             6,350,000             6,660,769
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003-1 (MBIA Illinois Reinsurance)
 07-01-23                            5.00             5,000,000             5,088,500
 07-01-24                            5.00             2,500,000             2,531,950
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
 07-01-35                            5.00             1,250,000             1,193,575
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA Illinois Reinsurance)
 03-15-15                            4.10             2,400,000             2,332,992
New York State Environmental Facilities Corporation
 Revenue Bonds
 New York City Municipal Water Financing Project
 2nd Resolution
 Series 2004
 06-15-26                            5.00             4,000,000             4,078,000
New York State Thruway Authority
 Revenue Bonds
 2nd General Resolution
 Series 2003B (FSA)
 04-01-21                            4.75             1,500,000             1,530,120
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2008B
 01-01-29                            4.75             1,500,000             1,383,780
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25               500,000(d)            391,120
 12-01-23                            5.00               750,000(d)            479,093
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-19                            5.50             2,250,000             2,301,953
                                                                      ---------------
Total                                                                      55,333,283
-------------------------------------------------------------------------------------


NORTH CAROLINA (3.3%)
City of Charlotte
 Certificate of Participation
 Governmental Facilities Projects
 Series 2003G
 06-01-28                            5.00             1,750,000             1,754,533
City of Charlotte
 Revenue Bonds
 Water & Sewer
 Series 2008
 07-01-26                            5.00             2,165,000             2,257,619
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Duke University Project
 Series 2009B
 10-01-38                            5.00             4,000,000             4,053,640
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Meredith College
 Series 2008
 06-01-31                            6.00               300,000               267,294
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
 01-01-10                            5.50             2,375,000             2,419,650
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003F
 01-01-14                            5.50             5,000,000             5,293,200
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
 01-01-11                            5.50             5,125,000             5,374,690
                                                                      ---------------
Total                                                                      21,420,626
-------------------------------------------------------------------------------------


NORTH DAKOTA (0.3%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-15                            5.25               625,000               574,175
 07-01-25                            5.13             2,250,000             1,616,873
                                                                      ---------------
Total                                                                       2,191,048
-------------------------------------------------------------------------------------


OHIO (0.9%)
Cleveland State University
 Revenue Bonds
 Series 2004 (MBIA Illinois Reinsurance/FGIC)
 06-01-24                            5.25             1,500,000             1,530,945
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-21                            5.25               500,000               425,945
 05-15-26                            5.25             1,750,000             1,359,890


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
OHIO (CONT.)
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
 09-01-23                            4.75%           $2,435,000            $2,439,042
                                                                      ---------------
Total                                                                       5,755,822
-------------------------------------------------------------------------------------


OREGON (0.5%)
City of Keizer
 Special Assessment Bonds
 Series 2008
 06-01-31                            5.20             1,050,000               975,419
Oregon State Housing & Community Services Department
 Revenue Bonds
 Single Family Mortgage Program
 Series 2003A
 07-01-24                            4.80             2,670,000             2,578,125
                                                                      ---------------
Total                                                                       3,553,544
-------------------------------------------------------------------------------------


PENNSYLVANIA (1.0%)
Allegheny County Hospital Development Authority
 Refunding Revenue Bonds
 Capital Appreciation
 Magee-Women's Hospital Project
 Zero Coupon
 Series 1992 (MBIA Illinois Reinsurance/FGIC)
 10-01-17                            5.81             5,115,000(b)          3,350,683
Montgomery County Industrial Development Authority
 Refunding Revenue Bonds
 ACTS Retirement Communities
 Series 2006B
 11-15-22                            5.00             2,500,000             1,971,725
Northampton County General Purpose Authority
 Revenue Bonds
 St. Luke's Hospital Project
 Series 2008A
 08-15-28                            5.38             1,000,000               832,360
                                                                      ---------------
Total                                                                       6,154,768
-------------------------------------------------------------------------------------


PUERTO RICO (1.2%)(c)
Commonwealth of Puerto Rico
 Unlimited General Obligation Refunding Bonds
 Series 2004A
 07-01-30                            5.00             1,000,000               957,780
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
 07-01-42                            5.00               985,000             1,116,133
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                            6.25             2,300,000             2,359,409
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
 07-01-19                            5.00             2,000,000             1,807,920
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
 07-01-42                            5.00               515,000               394,660
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
 07-01-23                            5.50             1,100,000             1,012,715
Puerto Rico Public Buildings Authority
 Prerefunded Revenue Bonds
 Government Facilities
 Series 2004I
 07-01-33                            5.25                20,000                22,511
                                                                      ---------------
Total                                                                       7,671,128
-------------------------------------------------------------------------------------


RHODE ISLAND (0.7%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
 10-01-26                            4.65             2,000,000             1,840,300
 04-01-33                            4.85             2,985,000             2,643,935
                                                                      ---------------
Total                                                                       4,484,235
-------------------------------------------------------------------------------------


SOUTH CAROLINA (1.2%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
 12-01-30                            5.25             2,500,000             2,405,700
Lexington County
 Prerefunded Revenue Bonds
 Series 2004
 05-01-24                            5.50             2,100,000             2,426,634
Piedmont Municipal Power Agency
 Refunding Revenue Bonds
 Series 1991 (MBIA Illinois Reinsurance/FGIC)
 01-01-21                            6.25             1,000,000             1,057,860
South Carolina Educational Facilities Authority
 Revenue Bonds
 Wofford College Project
 Series 2008
 04-01-38                            4.75             1,000,000               844,470
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
 05-15-22                            6.00               895,000               942,918
                                                                      ---------------
Total                                                                       7,677,582
-------------------------------------------------------------------------------------


TENNESSEE (0.7%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
 12-15-12                            5.00             2,185,000             2,033,361
 12-15-17                            5.00             3,000,000             2,421,540
                                                                      ---------------
Total                                                                       4,454,901
-------------------------------------------------------------------------------------


TEXAS (8.5%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C (Permanent School Fund Guarantee)
 02-15-19                            5.00             1,525,000             1,619,352
City of Austin
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992 (AMBAC)
 11-15-10                            6.51             5,055,000(b)          4,843,499
City of Austin
 Refunding Revenue Bonds
 Series 2008A
 11-15-35                            5.25             2,000,000             1,977,180
City of San Antonio
 Revenue Bonds
 Series 2003 (MBIA Illinois Reinsurance)
 02-01-20                            5.00             1,980,000             2,047,617
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
 08-15-27                            5.00             3,795,000             3,900,387
Duncanville Independent School District
 Prerefunded Unlimited General Obligation Bonds
 Capital Appreciation
 Series 2001 (Permanent School Fund Guarantee)
 02-15-28                            5.65             6,965,000             7,988,507
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008 (Permanent School Fund Guarantee)
 08-15-34                            4.75             1,400,000             1,359,694
Fort Worth Independent School District
 Unlimited General Obligation Bonds
 Series 2008 (Permanent School Fund Guarantee)
 02-15-27                            5.00             1,000,000             1,031,330
Galena Park Independent School District
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 2002 (Permanent School Fund Guarantee)
 08-15-28                            5.09             5,270,000(b)          1,867,793
Harris County Health Facilities
 Development Corporation
 Refunding Revenue Bonds
 Memorial Hermann Healthcare System
 Series 2008B
 12-01-35                            7.25             2,200,000             2,301,398
Spring Independent School District
 Unlimited General Obligation Bonds
 Schoolhouse
 Series 2009 (Permanent School Fund Guarantee)
 08-15-34                            5.00             4,500,000             4,509,990
State of Texas
 Unlimited General Obligation Bonds
 Transportation Community-Mobility Fund
 Series 2007
 04-01-34                            4.75               500,000               480,835


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
TEXAS (CONT.)
Tarrant County Cultural Education Facilities Finance Corporation
 Refunding Revenue Bonds
 Texas Health Resources
 Series 2007A
 02-15-26                            5.00%           $2,000,000            $1,826,640
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 C C Young Memorial Home Project
 Series 2007
 02-15-10                            4.90               400,000               395,712
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 Educational Facilities
 Series 2008
 08-15-31                            5.50             7,000,000             6,441,750
Texas A&M University
 Revenue Bonds
 Financing System
 Series 2009A
 05-15-25                            5.00             2,500,000(j)          2,588,050
 05-15-26                            5.00             2,500,000(j)          2,567,475
Tomball Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008 (Permanent School Fund Guarantee)
 02-15-33                            4.75             4,760,000             4,627,148
Wilson County Memorial Hospital District
 Limited General Obligation Bonds
 Series 2003 (MBIA Illinois Reinsurance)
 02-15-28                            5.13             3,000,000             2,441,340
                                                                      ---------------
Total                                                                      54,815,697
-------------------------------------------------------------------------------------


VIRGINIA (1.7%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
 01-15-28                            5.13             3,000,000             2,969,400
Fredericksburg Economic Development Authority
 Refunding Revenue Bonds
 Medicorp Health System Obligation
 Series 2007
 06-15-16                            5.00             1,000,000             1,025,250
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
 06-01-26                            5.50             1,300,000             1,455,688
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
 06-01-37                            5.63             2,000,000             2,284,920
Virginia Public School Authority
 Revenue Bonds
 School Financing
 Series 2001A
 08-01-16                            5.00             3,300,000             3,507,504
                                                                      ---------------
Total                                                                      11,242,762
-------------------------------------------------------------------------------------


WASHINGTON (3.9%)
City of Seattle
 Improvement Refunding Revenue Bonds
 Series 2001 (FSA)
 03-01-26                            5.13             3,415,000             3,421,762
Energy Northwest
 Revenue Bonds
 Columbia Generating
 Series 2007D
 07-01-22                            5.00             2,900,000             3,035,720
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
 12-01-27                            5.00             4,000,000             4,048,440
State of Washington
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2008A
 07-01-27                            5.00             2,500,000             2,561,750
Tobacco Settlement Authority of Washington
 Asset-backed Revenue Bonds
 Series 2002
 06-01-26                            6.50               245,000               216,315
Washington Public Power Supply System
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1989B (MBIA Illinois Reinsurance)
 07-01-13                            6.61            10,360,000(b)          9,260,182
Yakima County
 Limited General Obligation Bonds
 Series 2002 (AMBAC)
 12-01-21                            5.00             2,425,000             2,510,554
                                                                      ---------------
Total                                                                      25,054,723
-------------------------------------------------------------------------------------


WISCONSIN (2.1%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
 06-01-27                            6.13             1,020,000               969,000
 06-01-32                            6.38             1,000,000               950,000
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
 08-15-25                            5.13             4,310,000             2,832,187
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Medical College Wisconsin
 Series 2008A
 12-01-35                            5.25             3,600,000             3,105,432
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Ministry Health
 Series 2004 (FSA)
 08-01-31                            5.00             1,000,000               899,130
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Riverview Hospital Association
 Series 2008
 04-01-38                            5.75             6,000,000             5,008,560
                                                                      ---------------
Total                                                                      13,764,309
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $628,880,665)                                                     $618,313,330
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (1.1%)(h)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
ARIZONA (1.1%)
Austin Trust Various States
 Revenue Bonds
 Series 2008
 01-01-33                            5.00%           $7,200,000(d)         $7,179,624
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $7,382,787)                                                         $7,179,624
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (2.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(e,f,g)                         YIELD            MATURITY               VALUE(a)
MINNESOTA (0.6%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
 10-01-30                            0.65%             $600,000              $600,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M1 (Harris)
 10-01-32                            0.65               700,000               700,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M2 (Harris)
 10-01-20                            0.65             2,400,000             2,400,000
                                                                      ---------------
Total                                                                       3,700,000
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(e,f,g)                         YIELD            MATURITY               VALUE(a)


MISSISSIPPI (0.2%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
 06-01-23                            0.60%           $1,400,000            $1,400,000
-------------------------------------------------------------------------------------


MISSOURI (0.3%)
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 V.R.D.N. Series 2004A (Wells Fargo Bank NA)
 02-15-34                            0.55             2,230,000             2,230,000
-------------------------------------------------------------------------------------


NEW MEXICO (0.2%)
Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
 09-01-24                            0.48             1,200,000             1,200,000
-------------------------------------------------------------------------------------


SOUTH CAROLINA (1.0%)
South Carolina Educational Facilities Authority
 Revenue Bonds
 Furman University
 V.R.D.N. Series 2006B (Wachovia Bank NA)
 10-01-39                            0.60             6,635,000             6,635,000
-------------------------------------------------------------------------------------


WYOMING (0.1%)
Uinta County
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N Series 1993
 08-15-20                            0.60               500,000               500,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $15,665,000)                                                       $15,665,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.5%)
                                                       SHARES                VALUE(a)
JPMorgan Tax Free Money Market Fund                  3,046,248             $3,046,248
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,046,248)                                                         $3,046,248
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $654,974,700)(k)                                                  $644,204,202
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2008.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.2% of net assets at Feb. 28, 2009.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2009, the value of these securities amounted to $8,049,837 or 1.2% of net assets.

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(f) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(g)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note




--------------------------------------------------------------------------------
9  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(h) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(j) At Feb. 28, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,186,246.

(k) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $651,375,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $23,968,000
     Unrealized depreciation                                                      (34,739,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(10,771,000)
     ----------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                                                  FAIR VALUE AT FEB. 28, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $3,046,248       $641,157,954         $--        $644,204,202





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28,
2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Tax-Exempt Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 29, 2009